ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Federal Home Loan Bank, Advances [Line Items]
2016	$ 13,923	$ 9,865
2017	6,431	623
2018	2,328	431
2019	3,249	2,328
2020	189	3,249
2021	142	189
2022	107	142
2023-2032	266	373
Advances from Federal Home Loan Banks	$ 26,635	$ 17,200